SEGMENT RESULTS (Tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
Revenue from External Customers by Geographic Areas [Table Text Block]
The following represents selected information for the Company’s reportable segments for the fiscal years ended March 31, 2016, 2015 and 2014:

	Years Ended March 31,
	2016	2015	2014
Revenues from External Customers
ANDA	$9,164,999	$5,015,246	$4,601,376
NDA	3,333,333	—	—
Total revenues from external customers	$12,498,332	$5,015,246	$4,601,376

Adjusted income from continuing operations before income tax
ANDA	4,940,515	1,650,128	1,272,172
NDA	(9,305,998)	(14,939,115)	(3,933,203)

Schedule of Segment Reporting Information, by Segment [Table Text Block]
The table below provides reconciliations of the Company’s segment adjusted income from continuing operations before income tax to our consolidated (loss) income from continuing operations before income taxes, which is determined in accordance with U.S. GAAP, for the fiscal years ended March 31, 2016, 2015 and 2014:

	Years Ended March 31,
	2016	2015	2014
Total segment adjusted (loss) from continuing operations before income tax	$(4,365,483)	$(13,288,987)	$(2,661,031)

Corporate unallocated costs	(1,772,241)	(1,319,939)	(1,351,921)
Interest revenue	9,802	7	—
Interest expense	(290,468)	(287,231)	(859,328)
Depreciation and amortization expense	(665,647)	(616,994)	(500,906)
Significant noncash items other than depreciation and amortization expense	(1,513,433)	(1,281,052)	(749,935)
Change in value of derivatives	7,394,006	20,340,874	(35,430,386)
Gain on sale of investment	—	1,670,678	—

Total income (loss) from continuing operations before income tax	$(1,203,464)	$5,217,356	$41,553,507